STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued for Cash) (Details) (USD $)	1 Months Ended		2 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2013	Jan. 31, 2012	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Sep. 15, 2013 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2013 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member] Registration Rights Agreement [Member]	Jul. 31, 2013 Chief Operating Officer [Member]	Jun. 30, 2013 Chief Operating Officer [Member] Private Placement [Member]	Jun. 30, 2013 Chief Executive Officer [Member] Private Placement [Member]	Jun. 30, 2013 Chief Technology Officer [Member] Private Placement [Member]
Stockholders Equity Note [Line Items]
Common stock upon exercise of options				$ 6,534	$ 33,335
Proceeds from exercise of stock options			43,200	6,534	75,835
Common stock issued for cash, shares			40,000			289,941	3,914,321	1,143,400	686,082	342,946	316,667	1,333,820	1,002,749			1,910,714	241,279	241,279
Exercise price of shares called by warrants															1.00
Proceeds from private placement							1,958,000	571,700				810,003				950,000	280,000	280,000
Exercised options, exercise price	$ 1.57	$ 1.5		$ 0.50
Proceeds from issuance of common stock				1,658,000	1,181,700	275,000			510,000	390,000	100,000		610,000
Common stock registered														4,400,000
Period of time to sell common stock												30 months
Maximum amount per transaction												500,000
Additional amount since agreement was signed												4,900,000
Market price benchmark, no purchases can occur												$ 0.35
Common stock issued as commitment fee												150,000
Additional shares available for issuance per agreement												450,000
Shares of common stock issued, pro rata												249,180
Purchase agreement commitment											$ 5,000,000
Number of accredited investors						5	13	34